Net Loss Per Share - Schedule of Net Loss Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026		Dec. 31, 2025	Mar. 31, 2025
Numerator:
Net loss attributable to common shareholders, basic	$ (20,604)		$ (12)	$ (12,205)
Net loss attributable to common shareholders, diluted	$ (20,604)		$ (12)	$ (12,205)
Denominator:
Weighted average common shares outstanding, basic	72,458,652	[1]	1	55,649,457	[1]
Weighted average common shares outstanding, diluted	72,458,652	[1]	1	55,649,457	[1]
Net loss per share attributable to common shareholders, basic	$ (0.28)	[1]	$ (12,035)	$ (0.22)	[1]
Net loss per share attributable to common shareholders, diluted	$ (0.28)	[1]	$ (12,035)	$ (0.22)	[1]

[1]	Net loss per share and weighted average shares outstanding have been retroactively recast after giving effect to the Reverse Recapitalization.